Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 86,049	$ 104,317
Liability derivatives	91,813	47,038
Foreign exchange contracts and other derivatives instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	90,201	106,932
Liability derivatives	92,767	52,943
Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	83,734	104,317
Liability derivatives	91,813	17,836
Foreign exchange contracts | Foreign exchange contracts and other derivatives instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	4,152	2,615
Liability derivatives	954	5,905
Cross Currency Interest Rate Swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	2,315	0
Liability derivatives	$ 0	$ 29,202